20. Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SuppliersLineItems [Line Items]
Total	R$ 1,296,417	R$ 1,523,952
Current	1,286,275	1,403,815
Noncurrent	10,142	120,137
Local currency [Member]
SuppliersLineItems [Line Items]
Total	833,781	959,791
Foreign currency [Member]
SuppliersLineItems [Line Items]
Total	R$ 462,636	R$ 564,161